Foreign Activities (Estimated Financial Information by Geographic Areas) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Foreign Activities Disclosure [Line Items]
Total revenue	¥ 6,306,832	¥ 3,925,727	¥ 5,909,783
Total expense	5,650,098	3,984,454	4,301,441
Income before income tax expense	656,734	(58,727)	1,608,342
Net income (loss) attributable to Mitsubishi UFJ Financial Group	599,908	(83,320)	1,117,298
Total assets at end of fiscal year	381,735,733	367,650,018	353,824,625
Domestic, Japan
Foreign Activities Disclosure [Line Items]
Total revenue	2,617,973	2,160,509	3,348,733
Total expense	2,074,369	2,198,650	2,316,323
Income before income tax expense	543,604	(38,141)	1,032,410
Net income (loss) attributable to Mitsubishi UFJ Financial Group	616,243	(7,380)	627,138
Total assets at end of fiscal year	249,539,149	246,637,054	240,603,939
Foreign, United States of America
Foreign Activities Disclosure [Line Items]
Total revenue	1,527,756	500,590	741,137
Total expense	1,621,492	666,564	713,441
Income before income tax expense	(93,736)	(165,974)	27,696
Net income (loss) attributable to Mitsubishi UFJ Financial Group	113,038	(498,205)	(231,116)
Total assets at end of fiscal year	59,695,647	54,576,602	49,478,851
Foreign, Europe
Foreign Activities Disclosure [Line Items]
Total revenue	173,013	67,687	356,112
Total expense	370,130	311,639	263,753
Income before income tax expense	(197,117)	(243,952)	92,359
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(246,138)	(344,044)	74,230
Total assets at end of fiscal year	24,675,334	22,319,350	21,126,639
Foreign, Asia / Oceania Excluding Japan
Foreign Activities Disclosure [Line Items]
Total revenue	1,479,618	975,340	1,134,233
Total expense	1,282,806	726,042	889,494
Income before income tax expense	196,812	249,298	244,739
Net income (loss) attributable to Mitsubishi UFJ Financial Group	9,074	506,621	366,880
Total assets at end of fiscal year	34,452,071	31,909,321	31,368,443
Foreign, Other areas
Foreign Activities Disclosure [Line Items]
Total revenue	508,472	221,601	329,568
Total expense	301,301	81,559	118,430
Income before income tax expense	207,171	140,042	211,138
Net income (loss) attributable to Mitsubishi UFJ Financial Group	107,691	259,688	280,166
Total assets at end of fiscal year	¥ 13,373,532	¥ 12,207,691	¥ 11,246,753